Investment in Financial Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS

NOTE 5:- INVESTMENT IN FINANCIAL ASSETS

On June 25, 2023, the Company entered into a Share Purchase Agreement (the “Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and the leading parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, the Company will invest NIS 2,500,000 in cash, in exchange for ordinary shares, NIS 0.05 par value, of AutoMax (the “AutoMax Shares”) based on a price per share of NIS 0.5. As of June 30, 2023, the listed share price of AutoMax on the TASE was NIS 0.41, and the Company has recorded a loss in its statements of comprehensive loss of $133 on its investment.

NOTE 8:-	INVESTMENT IN FINANCIAL ASSETS

On November 17, 2022, the Company invested $1,500 in the initial public offering of Clearmind Medicine Inc. (“Clearmind”) and received 230,769 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind. Clearmind is a psychedelic pharmaceutical biotech company focused on the discovery and development of novel psychedelic-derived therapeutics to solve widespread and underserved health problems, including alcohol use disorder. Its primary objective is to research and develop psychedelic-based compounds and attempt to commercialize them as regulated medicines, foods or supplements. Shares of Clearmind are listed for trading on Nasdaq and the Canadian Securities Exchange under the symbol “CMND” and the Frankfurt Stock Exchange under the symbol “CWY.”   As of December 31, 2022, the listed share price of Clearmind on Nasdaq was $3.16, and the Company has recorded a loss in its statements of comprehensive loss of $771 on its investment.